Financial Instrument Risks and Risk Management - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 28, 2022	Jul. 27, 2022
Disclosure of financial liabilities [line items]
Maximum exposure to credit risk	$ 235,500	$ 264,500
Currency risk | BRL
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 4,818
Currency risk | MXN
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	20.00%
Sensitivity analysis, impact on net income	$ 5,558
Currency risk | CAD
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ (6,596)
Currency risk | Brazil, Brazil Real and Mexico, Peso
Disclosure of financial liabilities [line items]
Sensitivity analysis, decrease in risk variable, impact on liabilities	(1,700)
Sensitivity analysis, decrease in risk variable, impact on net income	(1,700)
Sensitivity analysis, increase in risk variable, impact on liabilities	2,400
Sensitivity analysis, increase in risk variable, impact on net income	$ 2,400
Other price risk | Marketable securities and warrants
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, decrease in risk variable, impact on other comprehensive loss	$ 8,000
Sensitivity analysis, increase in risk variable, impact on other comprehensive loss	$ (8,000)
Other price risk | Gold deliveries
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, decrease in risk variable, impact on net income	$ (800)
Sensitivity analysis, increase in risk variable, impact on net income	$ 800
Floating interest rate | Interest rate risk
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	1.00%
Sensitivity analysis, impact on net income	$ 4,500
Revolving credit facility
Disclosure of financial liabilities [line items]
Undrawn amount on borrowing facilities	$ 165,200	$ 127,200
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving credit facility
Disclosure of financial liabilities [line items]
Maximum capacity			$ 700,000	$ 400,000